Certain Transactions (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended
	Feb. 16, 2021	Dec. 31, 2020	Mar. 31, 2021
Certain Transactions [Abstract]
Aggregate purchase price		$ 97.1
Exchange agreement description			In exchange for 100% of the outstanding shares of Origin the Company issued 1,488 thousand ordinary shares, paid cash upon closing, and is obligated to pay additional payments (combination of cash and shares) subject to performance-based earn-outs over 3 years.
Contingent Consideration, description			The total contingent payments could reach to a maximum aggregate amount of up to $40 million. Approximately 50% of the payments shall be settled in cash, and 50% shall be settled through the issuance of ordinary shares.
Additional payment amount			$ 6.0
Retention period			3 years
Compensation expenses			$ 1.1
Intangible asset			$ 71.0
Intangible asset useful-life			10 years
Exchange for outstanding shares, percentage	100.00%
Based earnouts over term	2 years
Changes in fair value of equity investment			$ 3.7